UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22458

Persimmon Growth Partners Investor Fund

(Exact name of registrant as specified in charter)

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

(Address of principal executive offices) (Zip code)

Gregory S. Horn

Persimmon Capital Management, L.P.

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 502-6840

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The registrant invests substantially all of its assets in Persimmon Growth Partners Fund, L.P. (the "Partnership"). The percentage of the Partnership's net assets owned by the registrant at December 31, 2011 was 95.17%. The registrant has included the Partnership's schedule of investments as of December 31, 2011, below. The Partnership's schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on February 29, 2012.

Persimmon Growth Partners Fund, L.P.

Schedule of Investments (Unaudited)

December 31, 2011

Investment Funds by strategy (all domiciled in the United States, except as noted)*	First Investment Date	Cost	Fair Value	% of Net Assets	First Available Redemption Date***	Redemption Provisions****

Direct Lending
Plainfield Direct Holdings II LLC	7/1/2006	$ 432,205	$ 92,936	0.26%	N/A	Controlled liquidation

Event Driven
Pershing Square, L.P.	4/1/2005	706,678	2,116,051	6.00	N/A	One year rolling
Third Point Ultra, Ltd. (British Virgin Islands)**	5/1/2005	1,787,766	2,674,124	7.59	N/A	Quarterly, partial lock-up until 3/31/2012
Total Event Driven		2,494,444	4,790,175	13.59

Long/Short Equity
Bluefin Investors L.P. (Cayman Islands)**	9/1/2009	2,000,000	2,215,659	6.29	N/A	Quarterly
Brenner West Capital Qualified Partners, LP**	5/1/2011	2,500,000	2,454,437	6.96	6/30/2012	Quarterly
Cadian Fund, L.P.	3/1/2010	2,000,000	2,361,858	6.70	N/A	Approx. 75% Quarterly, 25%/quarter; Approx. 25% Semi-Annually
Greenheart Capital Fund, L.P.**	7/1/2011	2,500,000	2,025,266	5.75	N/A	Quarterly, soft lock-up until 6/30/2012
Horseman European Select Fund L.P.	2/1/2008	2,070,673	2,142,142	6.08	N/A	Monthly
JAT Capital Domestic Fund, L.P.**	10/1/2010	2,000,000	2,318,309	6.58	N/A	Quarterly
Libra Fund, L.P.	11/1/2005	892,551	2,376,659	6.74	N/A	Annually
North Run Qualified Partners, L.P.**	1/1/2010	1,312,500	1,240,249	3.52	N/A	Quarterly, 25%/quarter
Passport Global Strategies III, Ltd. (British Virgin Islands)**	4/1/2009	15,424	7,300	0.02	N/A	As liquidity permits
Passport II, L.P.	3/1/2006	1,507,995	2,050,273	5.82	N/A	Quarterly
Sonterra Capital Partners Fund, L.P.**	1/1/2011	2,400,000	2,200,601	6.24	N/A	Monthly
Southpoint Qualified Fund, L.P.**	11/1/2009	2,250,000	2,539,675	7.21	N/A	Quarterly, 25%/quarter
Visium Balanced Fund, L.P.	10/1/2009	2,000,000	2,486,129	7.05	N/A	Quarterly
Total Long/Short Equity		23,449,143	26,418,557	74.96

Special Situations
Harbinger Capital Partners Special Situations Fund, L.P.	6/1/2008	1,512,403	379,017	1.08	N/A	Controlled liquidation
Harbinger Capital Partners Special Situations Fund, L.P. - Designated Side Pocket	1/1/2009	140,202	85,220	0.24	N/A	As liquidity permits
Total Special Situations		1,652,605	464,237	1.32

Total Investments in Investment Funds		$ 28,028,397	$ 31,765,905	90.13%

*	Non-income producing investments. The Partnership's investments in the Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early withdrawal fees.
**	The Partnership's investment is through a feeder fund and its pro rata interest in its master fund is greater than a one percent ownership.
***	From the original investment date. Not applicable for those investments in Investment Funds for which the first redemption date has passed as of December 31, 2011.
****	Available frequency of redemptions after initial lock-up period.

Persimmon Growth Partners Fund, L.P.

Related Notes to Schedule of Investments (Unaudited)

December 31, 2011

Fair Value Measurements

GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of nonobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at measurement dates. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

•	Level 1–unadjusted quoted prices for identical assets or liabilities in active markets that the Partnership has the ability to access at the measurement date.
•	Level 2–inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly, and can be realized through redemption in the near term.
•	Level 3–inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Partnership’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

Depending on the redemption options available, it may be possible that the reported net asset value (“NAV”) represents fair value of investments in Investment Funds based on observable data such as ongoing redemption and/or subscription activity. Specifically, if the Partnership had the ability at the balance sheet date to redeem within 3 months with no redemption suspensions, lockups or other restrictions, the NAV is considered as a Level 2 input. However, certain Investment Funds may provide the manager with the ability to suspend or postpone redemption (a “gate”), or a “lock-in period” upon initial subscription, within which the Partnership may not redeem without incurring a penalty. In the case of the imposition of a gate, if a “lock-in period” in excess of 3 months is remaining at the balance sheet date, or if the Partnership may not redeem its holding in the Investment Fund within 3 months or less, the General Partner’s ability to validate or verify the NAV through redemption is impaired, and the interest is generally classified as Level 3.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at December 31, 2011:

Persimmon Growth Partners Fund, L.P.

Related Notes to Schedule of Investments (Unaudited) continued

December 31, 2011

Strategy	Level 1	Level 2	Level 3	Total
Direct Lending	$-	$-	$92,936	$92,936
Event Driven	-	2,674,124	2,116,051	4,790,175
Long/Short Equity	-	13,413,113	13,005,444	26,418,557
Special Situations	-	-	464,237	464,237
Total	$-	$16,087,237	$15,678,668	$31,765,905

The level classifications in the table above are not indicative of the risk associated with the investment in each Investment Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2011 to December 31, 2011, for the investments classified within Level 2.

	Investments in Investment Funds
	Event Driven	Long/Short Equity	Total
Balance as of April 1, 2011	$3,058,515	$21,551,126	$24,609,641
Transfers into Level 2*	-	2,019,244	2,019,244
Net realized loss on investments in Investment Funds	-	(261,713)	(261,713)
Net change in unrealized appreciation on investments	(384,391)	(1,653,535)	(2,037,926)
Purchases	-	1,600,000	1,600,000
Sales	-	(9,842,009)	(9,842,009)
Balance as of December 31, 2011	$2,674,124	$13,413,113	$16,087,237

*Transfers represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2011.

The following table includes a roll-forward of the amounts for the period from April 1, 2011 to December 31, 2011, for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

Persimmon Growth Partners Fund, L.P.

Related Notes to Schedule of Investments (Unaudited) continued

December 31, 2011

	Investments in Investment Funds
	Direct Lending	Event Driven	Long/Short Equity	Special Situations	Total
Balance as of April 1, 2011	$251,144	$2,170,672	$10,385,666	$670,745	$13,478,227
Transfers out of Level 3*	-	-	(2,019,244)	-	(2,019,244)
Net realized loss on investments in Investment Funds	(318,005)	-	(24,262)	-	(342,267)
Net change in unrealized appreciation on investments	268,054	(54,621)	(922,898)	(206,508)	(915,973)
Purchases	-	-	6,000,000	-	6,000,000
Sales	(108,257)	-	(413,818)	-	(522,075)
Balance as of December 31, 2011	$92,936	$2,116,051	$13,005,444	$464,237	$15,678,668

*Transfers represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2011.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. The net change in unrealized appreciation for the period from April 1, 2011 to December 31, 2011, for Level 3 investments held by the Partnership as of December 31, 2011, was a decrease of $915,973 as shown in the table below:

Net Change in Unrealized Appreciation
Direct Lending	$268,054
Event Driven	(54,621)
Long/Short Equity	(922,898)
Special Situations	(206,508)
Total	$(915,973)

Federal Tax Cost

At December 31, 2011, gross unrealized appreciation and depreciation of investment in Persimmon Growth Partners Fund, L.P. by the registrant based on cost for federal tax purposes was as follows:

Cost of investments	$37,411,891
Gross unrealized appreciation	-
Gross unrealized depreciation	(3,865,863)
Net unrealized depreciation	$(3,865,863)

Persimmon Growth Partners Fund, L.P.

Related Notes to Schedule of Investments (Unaudited) continued

December 31, 2011

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Persimmon Growth Partners Investor Fund

By (Signature and Title): /s/ Gregory S. Horn

Gregory S. Horn, President (Principal Executive Officer)

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title): /s/ Gregory S. Horn

Gregory S. Horn, President (Principal Executive Officer)

Date: February 29, 2012

Persimmon Growth Partners Fund, L.P.

Related Notes to Schedule of Investments (Unaudited) continued

December 31, 2011

By (Signature and Title): /s/ Gregory S. Horn

Gregory S. Horn, Principal Financial Officer

Date: February 29, 2012